Investments in affiliates and joint ventures - Narrative (Details) - Variable Interest Entity, Not Primary Beneficiary	12 Months Ended
Dec. 31, 2018
Dene North Site Services Partnership
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Mikisew North American Limited Partnership
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%